UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                     ---------


                             Gabelli Gold Fund, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
   SHARES                                            VALUE*
   ------                                           -------
            COMMON STOCKS -- 99.1%
            METALS AND MINING -- 99.1%
            AUSTRALIA -- 10.5%
 2,000,000  Central Asia Gold Ltd.+ (a) .........$   1,012,110
   910,000  Kingsgate Consolidated Ltd. (a) .....    2,579,242
   399,762  Leviathan Resources Ltd.+ (a) .......      244,770
 7,045,000  Lihir Gold Ltd.+ (a) ................   10,311,993
   400,000  Newcrest Mining Ltd. (a) ............    6,406,847
 9,593,750  Oxiana Ltd.+ (a) ....................    9,801,794
 1,000,000  Perseverance Corp. Ltd.+ (a) ........      290,875
   500,000  Sino Gold Ltd.+ (a) .................      867,831
 5,175,000  Tanami Gold NL+ (a) .................      551,846
                                                 -------------
                                                    32,067,308
                                                 -------------
            LATIN AMERICA -- 2.7%
   262,400  Compania de Minas
             Buenaventura SA, ADR ...............    8,147,520
                                                 -------------
            NORTH AMERICA -- 59.2%
   454,000  Agnico-Eagle Mines Ltd., New York ...    6,723,740
    55,000  Agnico-Eagle Mines Ltd., Toronto ....      815,183
   555,400  Arizona Star Resource Corp.+ ........    2,197,712
   500,000  Axmin Inc.+ .........................      245,161
 1,300,000  Axmin Inc.+ (b)(c) ..................      637,419
   225,000  Banro Corp.+ ........................    1,683,871
   125,000  Banro Corp.+ (b)(c) .................      935,484
   335,000  Barrick Gold Corp. ..................    9,731,750
   100,000  Eldorado Gold Corp., New York+ ......      355,000
 1,182,500  Eldorado Gold Corp., Toronto+ .......    4,180,710
   467,500  Eldorado Gold Corp.,
             Toronto+ (b)(c) ....................    1,652,839
   487,500  Freeport-McMoRan Copper &
             Gold Inc., Cl. B ...................   23,687,625
   200,000  Gammon Lake Resources Inc.+ .........    1,636,129
   440,000  Glamis Gold Ltd., New York+ .........    9,724,000
   208,200  Glamis Gold Ltd., Toronto+ ..........    4,566,968
   197,600  Goldcorp Inc., New York .............    3,959,904
   485,700  Goldcorp Inc., Toronto ..............    9,734,890
   102,000  Golden Queen Mining Co. Ltd.+ .......       36,852
 1,000,000  Golden Queen Mining Co.
             Ltd.+ (b)(c) .......................      361,290
   350,000  Golden Star Resources Ltd.,
             New York+ ..........................    1,169,000
   500,000  Golden Star Resources Ltd.,
             Toronto+ ...........................    1,655,914
 5,499,188  Guinor Gold Corp.+ ..................    6,528,068
   400,000  IAMGOLD Corp., New York .............    2,944,000
 1,405,060  IAMGOLD Corp., Toronto ..............   10,309,817
    30,000  Ivanhoe Mines Ltd., New York+ .......      250,800
   270,000  Ivanhoe Mines Ltd., Toronto+ ........    2,276,129
   350,000  Jaguar Mining Inc.+ .................    1,008,602
   585,000  Kinross Gold Corp., New York+ .......    4,492,800
   449,999  Kinross Gold Corp., Toronto+ ........    3,456,767
   645,295  Meridian Gold Inc., New York+ .......   14,138,413
    70,000  Meridian Gold Inc., Toronto+ ........    1,526,452
   300,000  Miramar Mining Corp., New York+ .....      462,000
   750,000  Miramar Mining Corp., Toronto+ ......    1,174,194

                                                     MARKET
   SHARES                                            VALUE*
   ------                                           -------
   200,000  Miramar Mining Corp.,
             Toronto+ (b)(c) ....................$     313,118
    60,000  Nevsun Resources Ltd., New York+ ....      125,400
   775,000  Nevsun Resources Ltd., Toronto+ .....    1,640,000
   175,000  Nevsun Resources Ltd.,
             Toronto+ (b)(c) ....................      370,323
   480,071  Newmont Mining Corp. ................   22,644,949
   150,000  Orezone Resources Inc., New York+ ...      282,000
 1,051,000  Orezone Resources Inc., Toronto+ ....    1,979,948
   174,147  Placer Dome Inc., Australia (a) .....    3,081,186
   683,000  Placer Dome Inc., New York ..........   11,713,450
    65,000  Placer Dome Inc., Toronto ...........    1,112,129
 1,099,988  Radius Gold Inc.+ ...................      662,358
 1,291,100  River Gold Mines Ltd.+ ..............    1,221,686
 1,300,000  Wesdome Gold Mines Inc.+ (b)(c) .....    1,783,656
                                                 -------------
                                                   181,189,686
                                                 -------------
            SOUTH AFRICA -- 18.7%
    66,700  Anglo Platinum Ltd. (a) .............    3,934,973
   257,058  AngloGold Ashanti Ltd., ADR .........   10,909,542
   125,000  Gold Fields Ltd. (a) ................    1,851,801
 1,283,249  Gold Fields Ltd., ADR ...............   18,645,608
   200,000  Harmony Gold Mining Co. Ltd.+ (a) ...    2,219,614
 1,011,326  Harmony Gold Mining Co. Ltd., ADR+ ..   11,063,906
    20,000 Impala Platinum Holdings Ltd. (a) ... 2,272,370 228,000 Impala Platinum Holdings
             Ltd., ADR ..........................    6,482,063
                                                 -------------
                                                    57,379,877
                                                 -------------
            SWEDEN -- 1.0%
 1,769,846  Riddarhyttan Resources AB+ (a) ......    2,987,217
                                                 -------------
            UNITED KINGDOM -- 7.0%
   500,000  Highland Gold Mining Ltd. ...........    1,948,990
   258,333  Monterrico Metals plc+ ..............    2,373,914
 1,067,200  Randgold Resources Ltd., ADR+ .......   16,776,384
   200,000  Trans-Siberian Gold Ltd.+ ...........      285,734
                                                 -------------
                                                    21,385,022
                                                 -------------
            TOTAL COMMON STOCKS .................  303,156,630
                                                 -------------
            WARRANTS -- 0.9%
            AUSTRALIA -- 0.0%
 1,592,487  Crescent Gold Ltd.,
              expire 11/30/05+ ..................       21,860
                                                 -------------
            NORTH AMERICA -- 0.9%
   145,500  Apollo Gold Corp.,
              expire 12/23/06+ (a)(c)(d) ........           93
   490,000  Goldcorp Inc., expire 05/30/07+ .....    1,770,323
 1,000,000  Golden Queen Mining Co. Ltd.,
              expire 01/27/06+ (a)(c)(d) ........       11,406
   100,000  Golden Star Resources Ltd.,
              expire 02/14/07+ ..................      116,989

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
   SHARES                                            VALUE*
   ------                                           -------
            WARRANTS (CONTINUED)
            NORTH AMERICA (CONTINUED)
   300,000  Mexgold Resources Inc.,
              expire 02/26/06+ (a)(c)(d) ........$     143,333
   527,500  Northern Orion Resources Inc.,
              expire 05/29/08+ (b)(c)............      735,097
                                                 -------------
                                                     2,777,241
                                                 -------------
            TOTAL WARRANTS ......................    2,799,101
                                                 -------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $192,110,466) ...............$ 305,955,731
                                                 =============
              For Federal tax purposes:
              Aggregate cost ....................$ 192,110,466
                                                 =============
              Gross unrealized appreciation .....$ 119,964,005
              Gross unrealized depreciation .....   (6,118,740)
                                                 -------------
              Net unrealized appreciation
                (depreciation) ..................$ 113,845,265
                                                 =============
-------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $48,569,301 or 15.87% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $6,789,226 or 2.22% of total investments.
(c) At September 30, 2005, the Fund held investments in restricted securities amounting to $6,944,058 or 2.27% of net assets, which were valued under methods approved by the Board as follows:

                                                                        09/30/05
                                                                        CARRYING
ACQUISITION                                  ACQUISITION  ACQUISITION    VALUE
  SHARES     ISSUER                             DATE         COST       PER UNIT
  --------   ------                          -----------  -----------   --------
  145,500    Apollo Gold Corp.
               Warrants expire 12/23/06 ...... 12/17/02           --    $0.0006
1,300,000    Axmin Inc. ...................... 12/20/02   $  397,833     0.4903
  125,000    Banro Corp. ..................... 03/25/04      373,580     7.4839
  467,500    Eldorado Gold Corp., Toronto .... 12/06/02      568,659     3.5355
1,000,000    Golden Queen Mining Co. Ltd. .... 01/13/04      393,794     0.3613
1,000,000    Golden Queen Mining Co. Ltd.
               Warrants expire 01/27/06 ...... 01/13/04           --     0.0114
  300,000    Mexgold Resources Inc.
               Warrants expire 02/26/06 ...... 02/13/04           --     0.4778
  200,000    Miramar Mining Corp., Toronto ... 07/24/03      300,679     1.5656
  175,000    Nevsun Resources Ltd., Toronto .. 02/12/03      354,761     2.1161
  527,500    Northern Orion Resources Inc.
               Warrants expire 05/29/08 ...... 07/30/03           --     1.3935
1,300,000    Wesdome Gold Mines Inc. ......... 12/22/03    1,360,115     1.3720

 (d) Illiquid security.
   + Non-income producing security.
 ADR American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------              ------       --------
North America .........................  60.1%     $183,966,927
South Africa ..........................  18.7        57,379,877
Asia/Pacific ..........................  10.5        32,089,168
Europe ................................   8.0        24,372,239
Latin America .........................   2.7         8,147,520
                                        ------     ------------
                                        100.0%     $305,955,731
                                        ======     ============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date November 28, 2005
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.